Notes Payable - Summary of Future Minimum Payments Under Loan Facility (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total notes payable as of December 31, 2019		$ 5,500
Less current portion of notes payable	$ 0	(5,465)	$ (7,396)
Notes payable [Member]
Debt Instrument [Line Items]
2020		179
2021		2,888
2022		3,018
Total minimum payments		6,085
Less amount representing interest		(585)
Less unamortized debt discount and issuance costs		$ (35)